INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Net operating losses	$ 603,000	$ 329,800
Deferred tax assets, valuation allowance	$ 76,897	$ 19,417
Income tax examination, description	tax years 2020, 2019, and 2018 remain open for examination by the Internal Revenue Service and the Nevada Division of Revenue